Selling and distribution expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Selling and Distribution Expenses

(in €‘000)	2021	2020	2019
Employee benefits expenses	1,898	2,907	4,938
Depreciation of right-of-use assets	92	153	240
Marketing and communication costs	421	478	548
Housing and facility costs	60	358	194
Travelling costs	1	23	148
Total	2,472	3,919	6,068